(LOSS)/PROFIT BEFORE INCOME TAX (Schedule of Group's (Loss)/Profit Before Tax) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Crediting:
Interest income on bank deposits | ¥			¥ (18)		¥ (16)	¥ (26)
Charging:
Cost of sales | ¥			6,854		12,752
Finance costs | ¥	[1]		60		62	(5)
Auditors' remuneration:
- Audit fee | ¥			1,000		1,000	1,000
- Audit related fee | ¥			50		48
Sub-total | ¥			1,050		1,048	1,000
Employee benefit expenses (Note 12) | ¥			1,327		1,733	1,878
Depreciation and amortization:
- Property, plant and equipment (Note 3) | ¥			65		66	67
- Right-of-use assets (Note 4(c)) | ¥			976		1,187
Fair value gain, net:
Fair value gain on financial assets at fair value through profit or loss (Note 7) | ¥			31,334
Expense relating to short-term leases (included in administrative expenses) (Note 4(c)) | ¥			97		46
Operating lease rental:
- Office properties | ¥						¥ 1,189
USD [Member]
Crediting:
Interest income on bank deposits | $		$ (3)
Charging:
Cost of sales | $		1,050
Finance costs | $	[1]	9
Auditors' remuneration:
- Audit fee | $		153
- Audit related fee | $		8
Sub-total | $		161
Employee benefit expenses (Note 12) | $		203
Depreciation and amortization:
- Property, plant and equipment (Note 3) | $		10
- Right-of-use assets (Note 4(c)) | $		149		$ 182
Fair value gain, net:
Fair value gain on financial assets at fair value through profit or loss (Note 7) | $		4,798
Expense relating to short-term leases (included in administrative expenses) (Note 4(c)) | $		15
Operating lease rental:
- Office properties | $

[1]	Finance costs mainly represent bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY6.00, CNY2.00 and CNY7.00 (US$1.00); the foreign currency exchange differences amounted to negative CNY11.00, nil and positive CNY15.00; and interest on lease liabilities amounted to nil, CNY60.00 and CNY38.00 (US$6.00) for the years ended December 31, 2018, 2019 and 2020, respectively.